BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Shares
Shares Value
Common Stocks
Afghanistan — 0.0%
AZ Corp.
(a)
.................. 253,848 $ 3
Australia — 8.9%
Ampol Ltd. .................. 2,748 62,429
APA Group .................. 14,138 112,367
Aristocrat Leisure Ltd. ........... 7,630 207,094
ASX Ltd. ................... 2,395 145,688
Aurizon Holdings Ltd. ........... 23,960 65,857
Australia & New Zealand Banking
Group Ltd. ................ 35,152 720,300
BHP Group Ltd. ............... 26,505 1,027,836
BHP Group Ltd. ............... 37,188 1,433,504
BlueScope Steel Ltd. ........... 6,134 95,384
Brambles Ltd. ................ 18,347 135,394
Cochlear Ltd. ................ 828 138,244
Coles Group Ltd. .............. 16,964 226,731
Commonwealth Bank of Australia ... 21,400 1,685,301
Computershare Ltd. ............ 6,833 125,584
Crown Resorts Ltd.
(b)
........... 4,428 42,167
CSL Ltd. .................... 5,976 1,193,064
Dexus ..................... 14,431 117,795
Domino's Pizza Enterprises Ltd. .... 765 49,797
Endeavour Group Ltd. .......... 16,051 87,314
Evolution Mining Ltd. ........... 20,784 68,598
Fortescue Metals Group Ltd. ...... 21,176 325,514
Glencore plc
(b)
................ 123,906 806,220
Goodman Group .............. 20,847 354,326
GPT Group (The) .............. 23,998 92,568
IDP Education Ltd. ............. 2,611 61,108
Insurance Australia Group Ltd. ..... 31,789 104,039
Lendlease Corp. Ltd. ........... 8,407 70,080
Macquarie Group Ltd. ........... 4,250 642,745
Medibank Pvt Ltd. ............. 31,798 73,057
Mineral Resources Ltd. .......... 2,132 84,044
Mirvac Group ................ 49,339 91,487
National Australia Bank Ltd. ....... 40,893 984,494
Newcrest Mining Ltd. ........... 11,178 225,878
Northern Star Resources Ltd. ...... 13,927 112,359
Orica Ltd. ................... 5,028 59,823
Origin Energy Ltd. ............. 21,517 100,156
Qantas Airways Ltd.
(b)
........... 12,572 48,611
QBE Insurance Group Ltd. ....... 18,704 160,393
Ramsay Health Care Ltd. ........ 2,295 111,148
REA Group Ltd. ............... 701 70,275
Reece Ltd. .................. 3,670 51,672
Rio Tinto Ltd. ................ 4,632 414,101
Rio Tinto plc ................. 14,171 1,132,923
Santos Ltd. .................. 39,935 231,535
Scentre Group ................ 66,680 151,607
SEEK Ltd. .................. 4,001 88,112
Sonic Healthcare Ltd. ........... 5,750 151,813
South32 Ltd. ................. 59,618 226,625
Stockland ................... 29,531 93,584
Suncorp Group Ltd. ............ 15,622 129,502
Tabcorp Holdings Ltd. ........... 27,737 110,507
Telstra Corp. Ltd. .............. 51,980 153,573
Transurban Group ............. 37,757 381,495
Treasury Wine Estates Ltd. ....... 9,555 82,536
Vicinity Centres ............... 52,795 73,261
Washington H Soul Pattinson & Co.
Ltd. ..................... 2,711 57,824
Wesfarmers Ltd. .............. 14,202 532,924
Westpac Banking Corp. ......... 46,334 837,097
WiseTech Global Ltd. ........... 1,912 71,965
Security
Shares
Shares Value
Australia (continued)
Woodside Petroleum Ltd. ........ 12,425 $ 298,590
Woolworths Group Ltd. .......... 15,199 421,998
18,012,017
Austria — 0.3%
Erste Group Bank AG ........... 4,223 153,998
Mondi plc ................... 6,082 118,221
OMV AG ................... 1,717 82,043
Raiffeisen Bank International AG ... 1,968 27,940
Verbund AG ................. 878 92,720
voestalpine AG ............... 1,524 45,348
520,270
Belgium — 0.8%
Ageas SA ................... 2,267 114,604
Anheuser-Busch InBev SA/NV ..... 10,892 651,212
Elia Group SA/NV ............. 397 60,571
Etablissements Franz Colruyt NV ... 613 25,375
Groupe Bruxelles Lambert SA ..... 1,350 140,032
KBC Group NV ............... 3,073 220,485
Proximus SADP ............... 2,022 37,652
Sofina SA ................... 198 71,947
Solvay SA ................... 973 95,895
UCB SA .................... 1,583 189,322
Umicore SA ................. 2,436 105,302
1,712,397
Brazil — 0.0%
Yara International ASA .......... 2,127 106,368
Chile — 0.0%
Antofagasta plc ............... 4,848 105,342
China — 0.6%
BOC Hong Kong Holdings Ltd. ..... 46,500 174,970
Budweiser Brewing Co. APAC Ltd.
(c)(d)
22,100 58,358
Chow Tai Fook Jewellery Group Ltd. . 25,200 45,514
ESR Cayman Ltd.
(b)(c)(d)
.......... 25,200 78,092
Futu Holdings Ltd., ADR
(b)(e)
....... 632 20,578
Prosus NV
(b)
................. 11,750 633,652
SITC International Holdings Co. Ltd. . 17,000 59,444
Wilmar International Ltd. ......... 22,600 78,269
1,148,877
Denmark — 2.7%
Ambu A/S, Class B ............. 2,096 30,856
AP Moller - Maersk A/S, Class A .... 41 121,048
AP Moller - Maersk A/S, Class B .... 73 219,363
Carlsberg A/S, Class B .......... 1,229 150,874
Chr Hansen Holding A/S ......... 1,315 96,556
Coloplast A/S, Class B .......... 1,524 230,792
Danske Bank A/S .............. 8,480 141,066
Demant A/S
(b)
................ 1,367 61,864
DSV A/S .................... 2,574 493,322
Genmab A/S
(b)
................ 828 299,035
GN Store Nord A/S ............. 1,644 80,583
Novo Nordisk A/S, Class B ....... 21,156 2,346,542
Novozymes A/S, Class B ......... 2,560 175,524
Orsted A/S
(c)(d)
................ 2,329 291,524
Pandora A/S ................. 1,226 116,794
Rockwool International A/S, Class B . 102 33,671
Tryg A/S .................... 4,545 110,510
Vestas Wind Systems A/S ........ 12,748 373,960
5,373,884
Finland — 1.2%
Elisa OYJ ................... 1,747 105,356
Fortum OYJ ................. 5,443 99,482

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Finland (continued)
Kesko OYJ, Class B ............ 3,461 $ 95,559
Kone OYJ, Class B ............ 4,203 219,943
Neste OYJ .................. 5,345 243,696
Nokia OYJ
(b)
................. 68,062 374,819
Nordea Bank Abp ............. 40,693 418,813
Orion OYJ, Class B ............ 1,385 62,902
Sampo OYJ, Class A ........... 6,296 307,649
Stora Enso OYJ, Class R ........ 7,327 143,737
UPM- Kymmene OYJ ........... 6,733 219,866
Wartsila OYJ Abp .............. 5,901 53,881
2,345,703
France — 10.3%
Accor SA
(b)
.................. 1,977 63,698
Adevinta ASA
(b)
............... 3,059 27,926
Aeroports de Paris
(b)
............ 395 59,068
Air Liquide SA ................ 5,961 1,042,841
Airbus SE
(b)
.................. 7,350 886,913
Alstom SA .................. 3,965 92,777
Amundi SA
(c)(d)
................ 804 54,978
Arkema SA .................. 729 87,145
AXA SA .................... 24,300 711,366
BioMerieux .................. 551 58,809
BNP Paribas SA .............. 14,141 808,083
Bollore SE .................. 11,639 60,947
Bouygues SA ................ 2,914 101,710
Bureau Veritas SA ............. 3,861 110,081
Capgemini SE ................ 1,992 442,031
Carrefour SA ................. 7,725 168,112
Cie de Saint-Gobain ............ 6,290 374,257
Cie Generale des Etablissements
Michelin SCA .............. 2,157 292,307
CNP Assurances .............. 2,282 54,938
Covivio .................... 612 48,705
Credit Agricole SA ............. 15,471 184,856
Danone SA .................. 8,234 454,871
Dassault Aviation SA ........... 330 52,113
Dassault Systemes SE .......... 8,402 412,779
Edenred .................... 3,130 154,762
Eiffage SA .................. 1,069 109,714
Electricite de France SA ......... 5,870 55,097
Engie SA ................... 23,207 305,103
EssilorLuxottica SA ............ 3,634 670,413
Eurazeo SE ................. 537 45,147
Faurecia SE ................. 1,445 37,544
Gecina SA .................. 601 75,743
Getlink SE .................. 5,227 94,137
Hermes International ........... 396 560,477
Ipsen SA ................... 501 62,713
Kering SA ................... 933 589,029
Klepierre SA ................. 2,450 65,229
La Francaise des Jeux SAEM
(c)(d)
... 1,103 43,759
Legrand SA ................. 3,311 314,798
L'Oreal SA .................. 3,162 1,263,046
LVMH Moet Hennessy Louis Vuitton SE 3,488 2,489,732
Orange SA .................. 25,324 299,869
Orpea SA ................... 664 28,813
Pernod Ricard SA ............. 2,622 576,083
Publicis Groupe SA ............ 2,776 168,486
Remy Cointreau SA ............ 300 61,868
Renault SA
(b)
................. 2,327 60,828
Safran SA ................... 4,315 508,029
Sanofi ..................... 14,207 1,452,519
Sartorius Stedim Biotech ......... 340 139,201
SEB SA .................... 330 46,022
Societe Generale SA ........... 10,298 276,062
Security
Shares
Shares Value
France (continued)
Sodexo SA
(b)
................. 1,160 $ 94,396
Teleperformance .............. 735 279,960
Thales SA ................... 1,328 166,313
TOTAL SE .................. 31,514 1,594,594
Ubisoft Entertainment SA
(b)
....... 1,162 51,062
Unibail - Rodamco -Westfield
(b)
...... 1,573 117,829
Valeo ...................... 2,890 53,381
Veolia Environnement SA ........ 8,346 267,602
Vinci SA .................... 6,720 686,600
Vivendi SE .................. 9,782 127,797
Wendel SE .................. 293 29,837
Worldline SA
(b)(c)(d)
............. 3,016 130,895
20,805,800
Germany — 7.5%
adidas AG .................. 2,382 555,068
Allianz SE (Registered) .......... 5,122 1,223,175
Aroundtown SA ............... 12,558 71,761
BASF SE ................... 11,562 659,734
Bayer AG (Registered) .......... 12,277 839,736
Bayerische Motoren Werke AG .... 4,202 363,127
Bechtle AG .................. 1,038 58,440
Beiersdorf AG ................ 1,247 131,002
Brenntag SE ................. 1,917 154,571
Carl Zeiss Meditec AG .......... 529 85,210
Commerzbank AG
(b)
............ 12,007 91,240
Continental AG ............... 1,422 101,938
Covestro AG
(c)(d)
............... 2,490 125,385
Daimler AG (Registered) ......... 10,703 751,239
Daimler Truck Holding AG
(b)
....... 5,046 139,951
Deutsche Bank AG (Registered)
(b)
... 26,090 328,582
Deutsche Boerse AG ........... 2,355 423,926
Deutsche Lufthansa AG (Registered)
(b)
8,000 64,516
Deutsche Post AG (Registered) .... 12,528 598,236
Deutsche Telekom AG (Registered) . 40,647 757,015
E.ON SE ................... 27,743 322,322
Evonik Industries AG ........... 2,692 74,683
Fresenius Medical Care AG & Co.
KGaA ................... 2,588 173,424
Fresenius SE & Co. KGaA ........ 5,288 194,157
GEA Group AG ............... 1,958 80,253
Hannover Rueck SE ............ 747 126,899
HeidelbergCement AG .......... 1,850 104,847
HelloFresh SE
(b)
............... 2,085 93,583
Henkel AG & Co. KGaA ......... 1,255 82,836
Infineon Technologies AG ........ 16,315 551,937
KION Group AG ............... 890 58,657
Knorr- Bremse AG ............. 925 70,908
LANXESS AG ................ 1,089 47,805
LEG Immobilien SE ............ 886 100,896
Merck KGaA ................. 1,597 333,509
MTU Aero Engines AG .......... 650 150,332
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,752 468,379
Nemetschek SE ............... 741 71,161
Puma SE ................... 1,324 112,595
Rational AG ................. 65 44,767
RWE AG ................... 8,213 357,615
SAP SE .................... 13,120 1,454,065
Scout24 AG
(c)(d)
............... 1,127 64,253
Siemens AG ................. 9,605 1,329,979
Siemens Energy AG
(b)
........... 4,878 110,978
Siemens Healthineers AG
(c)(d)
...... 3,577 221,669
Symrise AG ................. 1,640 196,624
Telefonica Deutschland Holding AG . 13,365 36,350
Uniper SE ................... 1,155 29,838

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Germany (continued)
United Internet AG (Registered) .... 1,075 $ 36,892
Volkswagen AG ............... 401 99,055
Vonovia SE .................. 9,126 425,367
Zalando SE
(b)(c)(d)
.............. 2,782 140,864
15,291,351
Hong Kong — 2.4%
AIA Group Ltd. ............... 151,354 1,580,421
CK Asset Holdings Ltd. .......... 25,159 171,973
CK Infrastructure Holdings Ltd. ..... 9,000 60,164
CLP Holdings Ltd. ............. 20,783 202,216
Hang Lung Properties Ltd. ........ 27,000 54,421
Hang Seng Bank Ltd. ........... 9,574 184,134
Henderson Land Development Co. Ltd. 18,836 78,189
HK Electric Investments & HK Electric
Investments Ltd.
(d)(f)
.......... 35,000 34,181
HKT Trust & HKT Ltd.
(f)
.......... 50,100 68,695
Hong Kong & China Gas Co. Ltd. ... 140,220 169,375
Hong Kong Exchanges & Clearing Ltd. 15,007 703,428
Hongkong Land Holdings Ltd. ..... 13,800 67,425
Jardine Matheson Holdings Ltd. .... 2,600 143,000
Link REIT ................... 25,500 217,164
Melco Resorts & Entertainment Ltd.,
ADR
(b)
................... 2,311 17,656
MTR Corp. Ltd. ............... 20,000 107,705
New World Development Co. Ltd. ... 18,361 74,493
Power Assets Holdings Ltd. ....... 18,500 120,565
Sino Land Co. Ltd. ............. 37,311 48,109
Sun Hung Kai Properties Ltd. ...... 16,500 196,309
Swire Pacific Ltd., Class A ........ 6,500 39,527
Swire Properties Ltd. ........... 15,600 38,551
Techtronic Industries Co. Ltd. ...... 17,500 280,376
WH Group Ltd.
(c)(d)
............. 100,500 63,110
Wharf Real Estate Investment Co. Ltd. 21,953 108,497
Xinyi Glass Holdings Ltd. ........ 21,000 50,351
4,880,035
Ireland — 0.6%
AerCap Holdings NV
(b)
.......... 1,689 84,923
CRH plc .................... 9,717 387,564
Flutter Entertainment plc
(b)
........ 2,126 245,010
Kerry Group plc, Class A ......... 2,031 227,151
Kingspan Group plc ............ 1,962 191,779
Smurfit Kappa Group plc ......... 3,082 136,894
1,273,321
Israel — 0.7%
Azrieli Group Ltd. .............. 564 49,550
Bank Hapoalim BM ............ 14,196 140,549
Bank Leumi Le-Israel BM ........ 18,004 193,952
Check Point Software Technologies
Ltd.
(b)(e)
................... 1,329 183,747
Elbit Systems Ltd. ............. 313 68,454
ICL Group Ltd. ................ 9,360 111,268
Israel Discount Bank Ltd., Class A
(b)
. 13,363 83,107
Kornit Digital Ltd.
(b)
............. 579 47,877
Mizrahi Tefahot Bank Ltd. ........ 1,858 72,559
Nice Ltd.
(b)(e)
................. 771 168,638
Teva Pharmaceutical Industries Ltd.,
ADR
(b)
................... 14,621 137,291
Wix.com Ltd.
(b)
................ 700 73,122
1,330,114
Italy — 2.0%
Amplifon SpA ................ 1,578 70,229
Assicurazioni Generali SpA ....... 13,610 311,290
Atlantia SpA
(b)
................ 6,193 128,768
Security
Shares
Shares Value
Italy (continued)
Coca-Cola HBC AG
(b)
........... 2,617 $ 54,580
Davide Campari-Milano NV ....... 6,845 79,396
DiaSorin SpA ................ 323 50,450
Enel SpA ................... 102,279 682,892
Eni SpA .................... 31,481 459,095
Ferrari NV .................. 1,568 341,604
FinecoBank Banca Fineco SpA .... 7,920 120,147
Infrastrutture Wireless Italiane SpA
(c)(d)
4,226 47,307
Intesa Sanpaolo SpA ........... 207,497 474,912
Mediobanca Banca di Credito
Finanziario SpA ............. 7,311 73,881
Moncler SpA ................. 2,575 142,866
Nexi SpA
(b)(c)(d)
................ 5,591 64,519
Poste Italiane SpA
(c)(d)
........... 6,946 78,772
Prysmian SpA ................ 3,194 108,392
Recordati Industria Chimica e
Farmaceutica SpA ........... 1,390 69,694
Snam SpA .................. 25,938 149,573
Telecom Italia SpA ............. 125,782 46,178
Terna - Rete Elettrica Nazionale .... 17,272 148,319
UniCredit SpA ................ 26,907 290,266
3,993,130
Japan — 22.0%
Advantest Corp. ............... 2,500 195,185
Aeon Co. Ltd. ................ 8,100 172,712
AGC, Inc. ................... 2,500 99,888
Aisin Corp. .................. 1,900 64,937
Ajinomoto Co., Inc. ............. 6,100 173,135
ANA Holdings, Inc.
(b)
............ 2,000 41,806
Asahi Group Holdings Ltd. ........ 5,800 211,239
Asahi Intecc Co. Ltd. ........... 2,800 54,624
Asahi Kasei Corp. ............. 15,700 135,798
Astellas Pharma, Inc. ........... 23,200 362,498
Azbil Corp. .................. 1,600 53,104
Bandai Namco Holdings, Inc. ...... 2,500 189,574
Benefit One, Inc. .............. 1,000 20,987
Bridgestone Corp. ............. 7,200 279,474
Brother Industries Ltd. .......... 3,000 54,556
Canon, Inc. .................. 12,700 309,550
Capcom Co. Ltd. .............. 2,200 53,338
Central Japan Railway Co. ....... 1,800 234,708
Chiba Bank Ltd. (The) ........... 6,300 37,042
Chubu Electric Power Co., Inc. ..... 8,100 83,834
Chugai Pharmaceutical Co. Ltd. .... 8,500 283,632
Concordia Financial Group Ltd. .... 14,300 53,220
Cosmos Pharmaceutical Corp. ..... 200 24,240
CyberAgent , Inc. .............. 5,200 64,348
Dai Nippon Printing Co. Ltd. ...... 2,700 63,302
Daifuku Co. Ltd. ............... 1,300 92,757
Dai-ichi Life Holdings, Inc. ........ 12,800 260,106
Daiichi Sankyo Co. Ltd. .......... 21,939 479,082
Daikin Industries Ltd. ........... 3,100 562,972
Daito Trust Construction Co. Ltd. ... 800 84,916
Daiwa House Industry Co. Ltd. ..... 7,200 187,695
Daiwa House REIT Investment Corp. 27 72,792
Daiwa Securities Group, Inc.
(e)
..... 18,500 104,649
Denso Corp. ................. 5,400 344,521
Dentsu Group, Inc. ............. 2,600 106,252
Disco Corp. .................. 400 111,855
East Japan Railway Co. ......... 3,800 219,935
Eisai Co. Ltd. ................ 3,000 138,986
ENEOS Holdings, Inc. .......... 39,550 147,867
FANUC Corp. ................ 2,400 421,224
Fast Retailing Co. Ltd. .......... 700 358,860
Fuji Electric Co. Ltd. ............ 1,600 79,745

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Japan (continued)
FUJIFILM Holdings Corp. ........ 4,400 $ 268,576
Fujitsu Ltd. .................. 2,400 359,582
GLP J- Reit .................. 54 82,053
GMO Payment Gateway, Inc. ...... 500 50,938
Hakuhodo DY Holdings, Inc. ...... 3,100 38,914
Hamamatsu Photonics KK ........ 1,700 90,292
Hankyu Hanshin Holdings, Inc. ..... 3,000 86,705
Hikari Tsushin, Inc. ............. 200 22,737
Hino Motors Ltd. .............. 3,400 19,876
Hirose Electric Co. Ltd. .......... 435 63,055
Hitachi Construction Machinery Co. Ltd. 1,400 36,275
Hitachi Ltd. .................. 12,100 605,535
Hitachi Metals Ltd.
(b)
............ 2,900 48,518
Honda Motor Co. Ltd. ........... 20,500 581,090
Hoshizaki Corp. ............... 700 48,020
Hoya Corp. .................. 4,600 524,206
Hulic Co. Ltd. ................ 4,700 42,166
Ibiden Co. Ltd. ................ 1,300 63,378
Idemitsu Kosan Co. Ltd. ......... 2,425 66,846
Iida Group Holdings Co. Ltd. ...... 2,000 34,482
Inpex Corp. .................. 13,600 159,900
Isuzu Motors Ltd. .............. 7,300 94,302
Ito En Ltd. ................... 700 34,360
ITOCHU Corp. ............... 14,600 493,859
Itochu Techno-Solutions Corp. ..... 1,300 33,208
Japan Airlines Co. Ltd.
(b)
......... 1,500 27,965
Japan Exchange Group, Inc. ...... 6,300 116,978
Japan Metropolitan Fund Investment
Corp. .................... 88 74,255
Japan Post Bank Co. Ltd.
(e)
....... 5,400 43,366
Japan Post Holdings Co. Ltd.
(b)
..... 30,700 225,468
Japan Post Insurance Co. Ltd. ..... 2,300 40,055
Japan Real Estate Investment Corp. . 15 78,564
Japan Tobacco, Inc. ............ 15,000 256,164
JFE Holdings, Inc. ............. 6,500 90,962
JSR Corp. .................. 2,600 76,565
Kajima Corp. ................. 5,200 63,267
Kakaku.com, Inc. .............. 1,800 40,199
Kansai Electric Power Co., Inc. (The) 8,400 79,121
Kansai Paint Co. Ltd. ........... 2,400 38,530
Kao Corp. ................... 5,900 240,901
KDDI Corp. .................. 20,200 662,290
Keio Corp. .................. 1,200 46,777
Keisei Electric Railway Co. Ltd. .... 1,700 47,225
Keyence Corp. ............... 2,456 1,138,854
Kikkoman Corp. ............... 1,900 125,849
Kintetsu Group Holdings Co. Ltd.
(b)
.. 2,100 60,112
Kirin Holdings Co. Ltd. .......... 10,400 155,341
Kobayashi Pharmaceutical Co. Ltd. .. 600 48,074
Kobe Bussan Co. Ltd. ........... 1,600 49,240
Koei Tecmo Holdings Co. Ltd. ..... 780 25,578
Koito Manufacturing Co. Ltd. ...... 1,200 48,563
Komatsu Ltd. ................ 10,800 259,476
Konami Holdings Corp. .......... 1,200 75,690
Kose Corp. .................. 400 41,850
Kubota Corp. ................ 13,000 243,675
Kurita Water Industries Ltd. ....... 1,300 47,984
Kyocera Corp. ................ 4,100 229,434
Kyowa Kirin Co. Ltd. ............ 3,500 81,424
Lasertec Corp. ............... 1,000 166,364
Lawson, Inc. ................. 700 26,796
Lion Corp. .................. 3,000 33,435
Lixil Corp. ................... 3,500 65,155
M3, Inc. .................... 5,600 202,250
Makita Corp. ................. 2,700 86,391
Security
Shares
Shares Value
Japan (continued)
Marubeni Corp. ............... 19,700 $ 228,760
Mazda Motor Corp.
(b)
........... 7,600 55,865
McDonald's Holdings Co. Japan Ltd. . 900 37,427
Medipal Holdings Corp. .......... 2,300 37,845
MEIJI Holdings Co. Ltd. ......... 1,500 81,348
Mercari , Inc.
(b)
................ 1,300 33,558
MINEBEA MITSUMI, Inc. ........ 4,600 100,188
MISUMI Group, Inc. ............ 3,400 101,221
Mitsubishi Chemical Holdings Corp. . 15,800 105,082
Mitsubishi Corp. ............... 15,900 596,675
Mitsubishi Electric Corp. ......... 22,900 262,637
Mitsubishi Estate Co. Ltd. ........ 15,000 223,357
Mitsubishi Gas Chemical Co., Inc. .. 2,200 37,242
Mitsubishi HC Capital, Inc. ........ 8,300 38,566
Mitsubishi Heavy Industries Ltd. .... 4,000 131,305
Mitsubishi UFJ Financial Group, Inc. . 149,960 926,924
Mitsui & Co. Ltd. .............. 19,500 529,332
Mitsui Chemicals, Inc. ........... 2,400 60,335
Mitsui Fudosan Co. Ltd. ......... 11,400 243,986
Mitsui OSK Lines Ltd. ........... 4,200 116,671
Miura Co. Ltd. ................ 1,100 27,103
Mizuho Financial Group, Inc. ...... 30,370 387,381
MonotaRO Co. Ltd. ............ 3,000 64,387
MS&AD Insurance Group Holdings, Inc. 5,600 181,820
Murata Manufacturing Co. Ltd. ..... 7,100 467,697
NEC Corp. .................. 3,200 134,434
Nexon Co. Ltd. ............... 5,900 141,150
NGK Insulators Ltd. ............ 2,900 41,369
Nidec Corp. ................. 5,600 442,305
Nihon M&A Center Holdings, Inc. ... 3,800 53,154
Nintendo Co. Ltd. .............. 1,400 706,667
Nippon Building Fund, Inc. ........ 19 107,784
Nippon Express Holdings, Inc. ..... 1,000 68,701
Nippon Paint Holdings Co. Ltd. ..... 9,500 83,233
Nippon Prologis REIT, Inc. ........ 27 78,836
Nippon Sanso Holdings Corp. ..... 1,700 32,323
Nippon Shinyaku Co. Ltd. ........ 600 40,794
Nippon Steel Corp. ............. 10,800 190,562
Nippon Telegraph & Telephone Corp. 15,000 435,809
Nippon Yusen KK .............. 2,000 174,949
Nissan Chemical Corp. .......... 1,500 87,987
Nissan Motor Co. Ltd.
(b)
.......... 28,700 127,523
Nisshin Seifun Group, Inc. ........ 2,600 36,273
Nissin Foods Holdings Co. Ltd. .... 800 56,092
Nitori Holdings Co. Ltd. .......... 1,000 125,813
Nitto Denko Corp. ............. 1,700 121,870
Nomura Holdings, Inc. .......... 37,900 159,399
Nomura Real Estate Holdings, Inc. .. 1,200 28,739
Nomura Real Estate Master Fund, Inc. 52 68,739
Nomura Research Institute Ltd. .... 4,110 134,098
NTT Data Corp. ............... 7,700 151,322
Obayashi Corp. ............... 8,600 63,122
Obic Co. Ltd. ................. 900 134,799
Odakyu Electric Railway Co. Ltd. ... 3,500 58,012
Oji Holdings Corp. ............. 9,600 47,627
Olympus Corp. ............... 13,800 261,546
Omron Corp. ................. 2,400 159,717
Ono Pharmaceutical Co. Ltd. ...... 4,700 117,807
Open House Group Co. Ltd. ...... 1,000 44,253
Oracle Corp. Japan ............ 500 34,648
Oriental Land Co. Ltd. .......... 2,500 478,513
ORIX Corp. .................. 15,400 306,961
Orix JREIT, Inc. ............... 31 42,040
Osaka Gas Co. Ltd. ............ 5,000 85,681
Otsuka Corp. ................ 1,400 49,639

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Japan (continued)
Otsuka Holdings Co. Ltd. ........ 4,900 $ 169,284
Pan Pacific International Holdings
Corp. .................... 5,300 84,803
Panasonic Holdings Corp. ........ 27,600 268,053
Persol Holdings Co. Ltd. ......... 2,400 53,775
Pola Orbis Holdings, Inc. ......... 1,200 15,625
Rakuten Group, Inc. ............ 10,400 81,772
Recruit Holdings Co. Ltd. ........ 17,000 738,600
Renesas Electronics Corp.
(b)
...... 15,800 183,074
Resona Holdings, Inc. .......... 25,300 107,761
Ricoh Co. Ltd. ................ 8,900 77,072
Rinnai Corp. ................. 400 29,921
Rohm Co. Ltd. ................ 1,100 85,404
Ryohin Keikaku Co. Ltd. ......... 3,000 34,798
Santen Pharmaceutical Co. Ltd. .... 4,400 43,993
SBI Holdings, Inc. ............. 2,945 74,305
SCSK Corp. ................. 2,100 35,911
Secom Co. Ltd. ............... 2,700 195,323
Seiko Epson Corp. ............. 3,700 55,585
Sekisui Chemical Co. Ltd. ........ 5,000 71,644
Sekisui House Ltd. ............. 7,800 150,877
Seven & i Holdings Co. Ltd. ....... 9,340 445,305
SG Holdings Co. Ltd. ........... 4,200 79,089
Sharp Corp.
(e)
................ 2,300 21,469
Shimadzu Corp. ............... 3,100 106,623
Shimano, Inc. ................ 900 206,107
Shimizu Corp. ................ 7,300 43,808
Shin-Etsu Chemical Co. Ltd. ...... 4,400 668,507
Shionogi & Co. Ltd. ............ 3,300 202,763
Shiseido Co. Ltd. .............. 4,900 247,492
Shizuoka Bank Ltd. (The) ........ 5,700 40,005
SMC Corp. .................. 700 391,296
SoftBank Corp. ............... 35,800 417,539
SoftBank Group Corp. .......... 15,100 675,116
Sohgo Security Services Co. Ltd. ... 900 29,350
Sompo Holdings, Inc. ........... 4,100 180,156
Sony Group Corp. ............. 15,800 1,625,436
Square Enix Holdings Co. Ltd. ..... 1,000 44,299
Stanley Electric Co. Ltd. ......... 1,800 34,033
Subaru Corp. ................ 7,800 123,887
SUMCO Corp. ................ 4,200 68,733
Sumitomo Chemical Co. Ltd. ...... 17,900 81,961
Sumitomo Corp. .............. 14,200 245,925
Sumitomo Electric Industries Ltd. ... 9,200 109,363
Sumitomo Metal Mining Co. Ltd. .... 3,100 157,057
Sumitomo Mitsui Financial Group, Inc. 16,200 511,732
Sumitomo Mitsui Trust Holdings, Inc. . 4,100 133,433
Sumitomo Pharma Co. Ltd. ....... 2,100 20,718
Sumitomo Realty & Development Co.
Ltd. ..................... 3,800 105,166
Suntory Beverage & Food Ltd. ..... 1,800 68,607
Suzuki Motor Corp. ............ 4,600 157,643
Sysmex Corp. ................ 2,100 152,098
T&D Holdings, Inc. ............. 6,400 86,899
Taisei Corp. ................. 2,500 72,173
Taisho Pharmaceutical Holdings Co.
Ltd. ..................... 500 23,211
Takeda Pharmaceutical Co. Ltd. .... 19,971 569,018
TDK Corp. .................. 4,800 173,170
Terumo Corp. ................ 8,100 245,094
TIS, Inc. .................... 2,900 67,868
Tobu Railway Co. Ltd. ........... 2,500 60,786
Toho Co. Ltd. ................ 1,500 56,685
Tokio Marine Holdings, Inc. ....... 7,800 453,907
Tokyo Century Corp. ............ 400 14,664
Security
Shares
Shares Value
Japan (continued)
Tokyo Electric Power Co. Holdings,
Inc.
(b)
.................... 19,200 $ 63,379
Tokyo Electron Ltd. ............ 1,900 975,766
Tokyo Gas Co. Ltd. ............ 4,800 87,875
Tokyu Corp. ................. 6,600 85,628
TOPPAN, Inc. ................ 3,300 58,212
Toray Industries, Inc. ........... 16,800 87,353
Toshiba Corp. ................ 5,000 189,967
Tosoh Corp. ................. 3,500 51,728
TOTO Ltd. .................. 1,700 68,273
Toyo Suisan Kaisha Ltd. ......... 1,000 35,782
Toyota Industries Corp. .......... 1,900 131,049
Toyota Motor Corp. ............ 133,000 2,399,055
Toyota Tsusho Corp. ............ 2,800 114,917
Trend Micro, Inc. .............. 1,600 93,437
Tsuruha Holdings, Inc. .......... 500 31,749
Unicharm Corp. ............... 5,100 183,222
USS Co. Ltd. ................. 2,900 48,731
Welcia Holdings Co. Ltd. ......... 1,200 29,526
West Japan Railway Co. ......... 2,700 111,877
Yakult Honsha Co. Ltd. .......... 1,600 85,350
Yamaha Corp. ................ 1,600 69,530
Yamaha Motor Co. Ltd. .......... 3,700 82,931
Yamato Holdings Co. Ltd. ........ 3,700 69,117
Yaskawa Electric Corp. .......... 2,900 113,027
Yokogawa Electric Corp. ......... 3,000 51,116
Z Holdings Corp. .............. 33,400 144,391
ZOZO, Inc. .................. 1,400 37,387
44,567,153
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 2,182 58,866
Luxembourg — 0.2%
ArcelorMittal SA ............... 8,011 256,625
Eurofins Scientific SE ........... 1,690 167,180
423,805
Macau — 0.1%
(b)
Galaxy Entertainment Group Ltd. ... 28,000 165,687
Sands China Ltd. .............. 30,400 72,321
238,008
Netherlands — 5.4%
ABN AMRO Bank NV, CVA
(c)(d)
..... 5,581 71,268
Adyen NV
(b)(c)(d)
............... 249 493,193
Aegon NV ................... 23,684 125,552
Akzo Nobel NV ............... 2,373 203,894
Argenx SE
(b)
................. 570 178,337
ASM International NV ........... 595 216,658
ASML Holding NV ............. 5,177 3,459,385
Euronext NV
(c)(d)
............... 1,072 97,389
EXOR NV ................... 1,319 100,270
Heineken Holding NV ........... 1,432 112,130
Heineken NV ................ 3,261 311,849
IMCD NV ................... 713 121,632
ING Groep NV ................ 49,047 512,097
JDE Peet's NV
(b)
.............. 1,309 37,549
Koninklijke Ahold Delhaize NV ..... 13,200 424,585
Koninklijke DSM NV ............ 2,201 393,745
Koninklijke KPN NV ............ 41,295 143,293
Koninklijke Philips NV ........... 11,517 351,196
NN Group NV ................ 3,317 168,101
Randstad NV ................ 1,393 83,796
Shell plc .................... 96,556 2,646,476
Universal Music Group NV ....... 8,983 239,793

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Netherlands (continued)
Wolters Kluwer NV ............. 3,324 $ 354,360
10,846,548
New Zealand — 0.3%
Auckland International Airport Ltd.
(b)
. 15,598 84,395
Fisher & Paykel Healthcare Corp. Ltd. 7,121 119,492
Mercury NZ Ltd. ............... 8,325 34,175
Meridian Energy Ltd. ........... 17,039 59,365
Ryman Healthcare Ltd. .......... 5,318 34,421
Spark New Zealand Ltd. ......... 21,630 68,451
Xero Ltd.
(b)
.................. 1,667 126,338
526,637
Norway — 0.7%
Aker BP ASA ................. 1,577 58,821
DNB Bank ASA ............... 11,369 257,041
Equinor ASA ................. 12,472 465,663
Gjensidige Forsikring ASA ........ 2,659 65,936
Mowi ASA ................... 5,540 149,225
Norsk Hydro ASA .............. 15,926 154,735
Orkla ASA ................... 9,790 86,979
Schibsted ASA, Class A ......... 958 23,612
Schibsted ASA, Class B ......... 1,303 27,884
Telenor ASA ................. 8,961 128,586
1,418,482
Poland — 0.0%
InPost SA
(b)
.................. 2,525 16,021
Portugal — 0.2%
EDP - Energias de Portugal SA .... 34,499 169,800
Galp Energia SGPS SA ......... 6,665 84,264
Jeronimo Martins SGPS SA ....... 3,347 80,294
334,358
Saudi Arabia — 0.0%
Delivery Hero SE
(b)(c)(d)
........... 2,084 90,829
Singapore — 1.4%
Ascendas REIT ............... 38,690 83,370
CapitaLand Integrated Commercial
Trust .................... 63,356 104,812
Capitaland Investment Ltd.
(b)
...... 34,092 99,892
City Developments Ltd. .......... 5,431 31,395
DBS Group Holdings Ltd. ........ 22,867 599,166
Genting Singapore Ltd. .......... 80,400 48,054
Grab Holdings Ltd., Class A
(b) (e )
.... 13,613 47,646
Keppel Corp. Ltd. .............. 17,302 81,583
Mapletree Commercial Trust ...... 29,200 40,626
Mapletree Logistics Trust ........ 36,032 48,965
Oversea-Chinese Banking Corp. Ltd. 42,535 385,872
Singapore Airlines Ltd.
(b)(e)
........ 18,000 72,543
Singapore Exchange Ltd. ........ 9,500 69,620
Singapore Technologies Engineering
Ltd. ..................... 20,781 62,947
Singapore Telecommunications Ltd. . 101,050 196,214
STMicroelectronics NV .......... 8,621 374,703
United Overseas Bank Ltd. ....... 15,059 352,351
UOL Group Ltd. ............... 5,646 29,234
Venture Corp. Ltd. ............. 3,600 46,393
2,775,386
South Africa — 0.4%
Anglo American plc ............ 16,043 833,632
Security
Shares
Shares Value
Spain — 2.3%
ACS Actividades de Construccion y
Servicios SA ............... 2,785 $ 75,082
Aena SME SA
(b)(c)(d)
............ 947 157,865
Amadeus IT Group SA
(b)
......... 5,665 368,328
Banco Bilbao Vizcaya Argentaria SA . 83,223 475,198
Banco Santander SA ........... 217,250 738,635
CaixaBank SA ................ 55,896 189,593
Cellnex Telecom SA
(c)(d)
.......... 6,442 310,017
EDP Renovaveis SA ............ 3,638 93,536
Enagas SA .................. 3,015 66,952
Endesa SA .................. 4,163 90,769
Ferrovial SA ................. 6,043 160,713
Grifols SA ................... 3,727 67,647
Iberdrola SA ................. 72,861 796,369
Industria de Diseno Textil SA ...... 13,510 294,585
Naturgy Energy Group SA ........ 2,431 72,831
Red Electrica Corp. SA .......... 5,673 116,473
Repsol SA .................. 18,161 237,895
Siemens Gamesa Renewable Energy
SA ..................... 2,788 48,899
Telefonica SA ................ 66,656 323,032
4,684,419
Sweden — 3.3%
Alfa Laval AB ................ 3,904 134,288
Assa Abloy AB, Class B ......... 12,770 343,252
Atlas Copco AB, Class A ......... 8,389 435,439
Atlas Copco AB, Class B ......... 4,858 220,308
Boliden AB .................. 3,348 168,891
Electrolux AB, Class B .......... 2,964 44,853
Embracer Group AB
(b)
........... 7,028 58,664
Epiroc AB, Class A ............. 8,142 174,148
Epiroc AB, Class B ............. 4,556 82,256
EQT AB .................... 3,709 144,645
Essity AB, Class B ............. 7,695 181,595
Evolution AB
(c)(d)
............... 2,144 218,118
Fastighets AB Balder, Class B
(b)
.... 1,283 84,473
Getinge AB, Class B ............ 2,861 113,979
H & M Hennes & Mauritz AB, Class B 9,219 123,789
Hexagon AB, Class B ........... 24,465 342,774
Husqvarna AB, Class B .......... 5,551 57,907
Industrivarden AB, Class A ....... 1,637 46,427
Industrivarden AB, Class C ....... 1,883 52,486
Investment AB Latour , Class B ..... 1,900 60,320
Investor AB, Class A ............ 6,238 145,151
Investor AB, Class B ............ 22,956 498,793
Kinnevik AB, Class B
(b)
.......... 2,905 75,751
L E Lundbergforetagen AB, Class B . 1,010 51,260
Lifco AB, Class B
(e)
............. 2,916 74,024
Lundin Energy AB ............. 2,489 104,474
Nibe Industrier AB, Class B ....... 17,994 199,456
Sagax AB, Class B ............. 2,014 61,115
Sandvik AB .................. 14,218 302,031
Securitas AB, Class B ........... 4,163 46,964
Sinch AB
(b)(c)(d)
................ 6,345 43,035
Skandinaviska Enskilda Banken AB,
Class A .................. 20,716 223,958
Skanska AB, Class B ........... 4,093 91,569
SKF AB, Class B .............. 4,613 75,219
Svenska Cellulosa AB SCA, Class B . 7,777 151,011
Svenska Handelsbanken AB, Class A 18,412 169,307
Swedbank AB, Class A .......... 11,445 170,938
Swedish Match AB ............. 20,290 152,581
Tele2 AB, Class B ............. 6,403 96,786
Telefonaktiebolaget LM Ericsson, Class
B ...................... 36,722 334,741

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Sweden (continued)
Telia Co. AB ................. 33,556 $ 134,550
Volvo AB, Class A ............. 2,528 48,422
Volvo AB, Class B ............. 18,042 336,580
6,676,328
Switzerland — 10.2%
ABB Ltd. (Registered) ........... 20,834 675,870
Adecco Group AG (Registered) .... 2,047 92,855
Alcon, Inc. .................. 6,308 499,757
Bachem Holding AG (Registered),
Class B .................. 78 42,927
Baloise Holding AG (Registered) ... 592 105,729
Barry Callebaut AG (Registered) .... 45 105,500
Chocoladefabriken Lindt & Spruengli
AG ..................... 14 166,627
Chocoladefabriken Lindt & Spruengli
AG (Registered) ............ 1 120,958
Cie Financiere Richemont SA
(Registered) ............... 6,583 834,427
Clariant AG (Registered) ......... 2,648 45,951
Credit Suisse Group AG (Registered) 33,157 261,016
EMS- Chemie Holding AG (Registered) 88 85,519
Geberit AG (Registered) ......... 449 276,789
Givaudan SA (Registered) ........ 118 487,686
Holcim Ltd.
(b)(e)
................ 6,516 316,917
Julius Baer Group Ltd. .......... 2,750 159,210
Kuehne + Nagel International AG
(Registered) ............... 667 189,381
Logitech International SA (Registered) 2,185 162,416
Lonza Group AG (Registered) ..... 938 679,679
Nestle SA (Registered) .......... 35,365 4,598,110
Novartis AG (Registered) ........ 27,530 2,416,902
Partners Group Holding AG ....... 286 354,126
Roche Holding AG ............. 9,200 3,656,848
Schindler Holding AG ........... 508 108,849
Schindler Holding AG (Registered) .. 234 49,862
SGS SA (Registered) ........... 75 208,511
Sika AG (Registered) ........... 1,771 585,942
Sonova Holding AG (Registered) ... 667 278,631
Straumann Holding AG (Registered) . 128 204,376
Swatch Group AG (The) ......... 377 106,889
Swatch Group AG (The) (Registered) 685 37,275
Swiss Life Holding AG (Registered) .. 404 258,886
Swiss Prime Site AG (Registered) ... 947 93,398
Swisscom AG (Registered) ....... 329 197,665
Temenos AG (Registered) ........ 885 85,128
UBS Group AG (Registered) ...... 43,996 859,739
VAT Group AG
(c)(d)
............. 338 128,690
Vifor Pharma AG
(b)
............. 605 107,866
Zurich Insurance Group AG ....... 1,882 929,520
20,576,427
Taiwan — 0.2%
Sea Ltd., ADR
(b)(e)
.............. 4,013 480,717
United Kingdom — 12.4%
3i Group plc ................. 12,301 222,431
Abrdn plc ................... 28,351 79,386
Admiral Group plc ............. 2,316 77,667
Ashtead Group plc ............. 5,620 353,860
Associated British Foods plc ...... 4,434 96,320
AstraZeneca plc .............. 19,433 2,577,069
Auto Trader Group plc
(c)(d)
........ 12,141 100,227
AVEVA Group plc .............. 1,463 46,729
Aviva plc ................... 48,823 288,881
BAE Systems plc .............. 41,115 386,130
Security
Shares
Shares Value
United Kingdom (continued)
Barclays plc ................. 213,150 $ 413,186
Barratt Developments plc ........ 12,384 84,308
Berkeley Group Holdings plc ...... 1,414 68,970
BP plc ..................... 247,623 1,213,942
British American Tobacco plc ...... 27,220 1,143,164
British Land Co. plc (The) ........ 11,235 77,790
BT Group plc
(b)
............... 109,839 261,890
Bunzl plc ................... 4,215 163,462
Burberry Group plc ............. 4,960 108,275
CK Hutchison Holdings Ltd. ....... 34,159 249,785
CNH Industrial NV ............. 12,504 196,948
Coca-Cola Europacific Partners plc .. 2,626 127,650
Compass Group plc
(b)
........... 22,354 481,060
Croda International plc .......... 1,754 180,437
DCC plc .................... 1,285 99,503
Diageo plc .................. 29,155 1,478,875
Entain plc
(b)
.................. 7,296 156,288
Experian plc ................. 11,682 450,056
GlaxoSmithKline plc ............ 63,282 1,369,230
Halma plc ................... 4,761 155,766
Hargreaves Lansdown plc ........ 4,262 56,177
HSBC Holdings plc ............ 255,141 1,742,758
Imperial Brands plc ............ 12,079 254,441
Informa plc
(b)
................. 19,097 149,625
InterContinental Hotels Group plc
(b)
.. 2,306 155,965
Intertek Group plc ............. 2,023 138,005
J Sainsbury plc ............... 20,732 68,618
JD Sports Fashion plc
(b)
......... 32,430 62,490
Johnson Matthey plc ........... 2,312 56,544
Just Eat Takeaway.com NV
(b)(c)(d)
.... 2,264 75,930
Kingfisher plc ................ 26,020 86,846
Land Securities Group plc ........ 9,146 93,836
Legal & General Group plc ....... 73,837 261,781
Lloyds Banking Group plc ........ 888,339 540,970
London Stock Exchange Group plc .. 4,099 427,446
M&G plc .................... 33,500 96,525
Melrose Industries plc ........... 53,740 87,174
National Grid plc .............. 45,242 695,289
NatWest Group plc ............. 69,456 196,167
Next plc .................... 1,718 135,122
Ocado Group plc
(b)
............. 6,321 96,519
Pearson plc ................. 9,180 90,010
Persimmon plc ............... 4,139 116,063
Phoenix Group Holdings plc ...... 8,217 65,834
Prudential plc ................ 32,831 484,693
Reckitt Benckiser Group plc ....... 9,004 686,879
RELX plc ................... 24,248 754,543
Rentokil Initial plc .............. 23,374 161,011
Rolls-Royce Holdings plc
(b)
....... 107,406 141,239
Sage Group plc (The) ........... 13,453 123,266
Schroders plc ................ 1,440 60,638
Segro plc
(e)
.................. 14,984 263,404
Severn Trent plc .............. 3,146 126,797
Smith & Nephew plc ............ 11,036 175,526
Smiths Group plc .............. 4,753 90,050
Spirax-Sarco Engineering plc ...... 917 149,912
SSE plc .................... 12,985 296,695
St. James's Place plc ........... 6,981 131,616
Standard Chartered plc .......... 32,698 217,050
Taylor Wimpey plc ............. 45,830 78,045
Tesco plc ................... 96,771 350,341
Unilever plc .................. 32,207 1,462,288
United Utilities Group plc ......... 8,430 124,136
Vodafone Group plc ............ 342,199 561,133
Whitbread plc
(b)
............... 2,676 99,637

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
United Kingdom (continued)
WPP plc .................... 14,848 $ 194,332
25,192,651
United States — 1.4%
CyberArk Software Ltd.
(b)
......... 497 83,869
Ferguson plc ................. 2,817 381,647
Fiverr International Ltd.
(b)
......... 366 27,842
Inmode Ltd.
(b)
................ 621 22,921
James Hardie Industries plc, CDI ... 5,744 172,309
QIAGEN NV
(b)
................ 2,837 139,211
Schneider Electric SE ........... 6,763 1,135,443
Stellantis NV ................. 25,654 415,878
Swiss Re AG ................. 3,806 362,308
Tenaris SA .................. 6,279 94,317
2,835,745
Total Common Stocks — 98.5%
(Cost: $177,365,008) ............................. 199,474,624
Preferred Stocks
Germany — 0.5%
Bayerische Motoren Werke AG
(Preference) ............... 733 56,777
Fuchs Petrolub SE (Preference) .... 924 33,524
Henkel AG & Co. KGaA (Preference) 2,243 150,128
Porsche Automobil Holding SE
(Preference)
(e)
.............. 1,910 183,730
Sartorius AG (Preference) ........ 331 146,085
Volkswagen AG (Preference) ...... 2,370 407,288
977,532
Total Preferred Stocks — 0.5%
(Cost: $676,753) ................................ 977,532
Security
Shares
Shares Value
Rights
France — 0.0%
Electricite de France SA (Expires
04/01/22)
(e)
................ 5,870 $ 2,133
Total Rights — 0.0%
(Cost: $0) .................................... 2,133
Total Long-Term Investments — 99.0%
(Cost: $178,041,761) ............................. 200,454,289
Short-Term Securities
(g)(h)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.21% ...... 178,936 178,936
SL Liquidity Series, LLC, Money Market
Series, 0.42%
( i )
............. 3,511,414 3,510,360
Total Short-Term Securities — 1.8%
(Cost: $3,689,155) .............................. 3,689,296
Total Investments — 100.8%
(Cost: $181,730,916) ............................. 204,143,585
Liabilities in Excess of Other Assets — (0.8)% ............ (1,652,500)
Net Assets — 100.0% .............................. $ 202,491,085
(a)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
All or a portion of this security is on loan.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock International Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 347,239 $ — $ (168,303) $ — $ — $ 178,936 178,936 $ 2 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 1,993,737 1,517,672 — (1,191) 142 3,510,360 3,511,414 2,890
(b)
—
$ (1,191) $ 142 $ 3,689,296 $ 2,892 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock International Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SGX Nikkei 225 Index ...................................................... 4 06/09/22 $ 452 $ 21,910
SPI 200 Index ............................................................ 2 06/16/22 279 3,485
EURO STOXX 50 Index ..................................................... 13 06/17/22 546 11,086
FTSE 100 Index .......................................................... 4 06/17/22 391 11,359
$ 47,840
Glossary of Terms Used in this Report
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CVA Certification Van Aandelon (Dutch Certificate)
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget

BlackRock International Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Afghanistan ........................................... $ — $ — $ 3 $ 3
Australia ............................................. 1,027,836 16,984,181 — 18,012,017
Austria .............................................. — 520,270 — 520,270
Belgium ............................................. — 1,712,397 — 1,712,397
Brazil ............................................... — 106,368 — 106,368
Chile ............................................... — 105,342 — 105,342
China ............................................... 20,578 1,128,299 — 1,148,877
Denmark ............................................. — 5,373,884 — 5,373,884
Finland .............................................. — 2,345,703 — 2,345,703
France .............................................. 299,869 20,505,931 — 20,805,800
Germany ............................................ — 15,291,351 — 15,291,351
Hong Kong ........................................... 315,402 4,564,633 — 4,880,035
Ireland .............................................. 312,074 961,247 — 1,273,321
Israel ............................................... 442,037 888,077 — 1,330,114
Italy ................................................ — 3,993,130 — 3,993,130
Japan ............................................... — 44,567,153 — 44,567,153
Jordan .............................................. — 58,866 — 58,866
Luxembourg .......................................... — 423,805 — 423,805
Macau .............................................. — 238,008 — 238,008
Netherlands ........................................... 37,549 10,808,999 — 10,846,548
New Zealand .......................................... — 526,637 — 526,637
Norway .............................................. 27,884 1,390,598 — 1,418,482
Poland .............................................. — 16,021 — 16,021
Portugal ............................................. — 334,358 — 334,358
Saudi Arabia .......................................... — 90,829 — 90,829
Singapore ............................................ 47,646 2,727,740 — 2,775,386

BlackRock International Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
South Africa ........................................... $ — $ 833,632 $ — $ 833,632
Spain ............................................... — 4,684,419 — 4,684,419
Sweden ............................................. — 6,676,328 — 6,676,328
Switzerland ........................................... 107,866 20,468,561 — 20,576,427
Taiwan .............................................. 480,717 — — 480,717
United Kingdom ........................................ 127,650 25,065,001 — 25,192,651
United States .......................................... 134,632 2,701,113 — 2,835,745
Preferred Securities ....................................... — 977,532 — 977,532
Rights ................................................ — 2,133 — 2,133
Short-Term Securities ....................................... 178,936 — — 178,936
$ 3,560,676 $ 197,072,546 $ 3 $ 200,633,225
Investments Valued at N AV
(a)
..................................... 3,510,360
$ —
$ 204,143,585
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ — $ 47,840 $ — $ 47,840
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.